Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (461.2)	$ (84.4)
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	33.9	23.5
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	84.6	83.8
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(636.0)	(217.2)
Other temporary differences and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 56.3	$ 25.5